Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2018	May 31, 2018	Aug. 06, 2018	Jun. 27, 2018
Lamadrid Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	$ 32,497
Converted, shares (in Shares)	103,989
Newcan Convertible Note 8 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount			$ 75,000.00
Interest rate				10.00%
Converted	$ 78,534
Converted, shares (in Shares)	196,336
Darling Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	$ 565,000
Converted, shares (in Shares)	1,808,000
Efrat Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	$ 57,200
Converted, shares (in Shares)	183,040
Lasky Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	$ 26,185
Converted, shares (in Shares)	65,462
Navy Capital Debenture 1 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 4,000,000
Interest rate	8.00%
Conversion rate (in Dollars per share)	$ 0.80
Discount	$ 33
Accrued interest	$ 26,301
Dated	Oct. 31, 2018
Discount recorded	$ 3,254,896
Convertible	The U.S. Convertible Debenture 1 is convertible into units (the "Convertible Debenture Units") at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures	3 years
Navy Capital Debenture 2 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 1,000,000
Interest rate	8.00%
Conversion rate (in Dollars per share)	$ 0.80
Discount	$ 28
Accrued interest	$ 6,575
Dated	Oct. 31, 2018
Discount recorded	$ 813,724
Convertible	The U.S. Convertible Debenture 2 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures	3 years
Murray FA Debenture [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 100,000
Interest rate	8.00%
Conversion rate (in Dollars per share)	$ 0.80
Discount	$ 20
Accrued interest	$ 811
Dated	Oct. 24, 2018
Discount recorded	$ 75,415
Convertible	The U.S. Convertible Debenture 3 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures	3 years
Darling Capital Debenture [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 532,000
Interest rate	8.00%
Conversion rate (in Dollars per share)	$ 0.80
Discount	$ 26
Accrued interest	$ 4,198
Dated	Oct. 25, 2018
Discount recorded	$ 416,653
Convertible	The U.S. Convertible Debenture 4 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures	3 years
Sabharwal Debenture [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 150,000
Interest rate	8.00%
Conversion rate (in Dollars per share)	$ 0.80
Discount	$ 22
Accrued interest	$ 1,151
Dated	Oct. 26, 2018
Discount recorded	$ 120,100
Convertible	The U.S. Convertible Debenture 5 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10.
matures	3 years
Srinivasan Debenture 6 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 75,000
Interest rate	8.00%
Conversion rate (in Dollars per share)	$ 0.80
Discount	$ 19
Accrued interest	$ 575
Dated	Oct. 26, 2018
Discount recorded	$ 60,049
Convertible	The U.S. Convertible Debenture 6 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company's common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10
matures	3 years
Convertible Debt [Member] | Lamadrid Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 31,250	$ 31,250
Interest rate	8.00%	8.00%
Note due	eighteen months	eighteen months
Conversion rate (in Dollars per share)	$ 0.3125	$ 0.3125
Discount recognized		$ 31,250
Discount	$ 30,308	942
Accrued interest	562	685
Converted	$ 32,497
Converted, shares (in Shares)	103,989
Convertible Debt [Member] | Binder Convertible Note 9 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 37,500	$ 37,500
Interest rate	10.00%	10.00%
Conversion rate (in Dollars per share)	$ 0.3125	$ 0.3125
Discount recognized		$ 37,500
Discount	$ 35,610	1,890
Accrued interest	$ 699	$ 565
Payments	No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable. Commencing October 1, 2019, the first of eight principal payments in the amount of $4,688 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full	No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable. Commencing October 1, 2019, the first of eight principal payments in the amount of $4,688 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full
Convertible Debt [Member] | Newcan Convertible Note 8 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 75,000
Interest rate	10.00%
Conversion rate (in Dollars per share)	$ 0.40
Discount recognized	$ 58,594
Discount	57,322
Accrued interest	1,603
Converted	$ 78,534
Converted, shares (in Shares)	196,336
Payments	No interest payments are required until January 1, 2020, at which time all of the accrued interest becomes due and payable. Commencing on January 1, 2020, the first of eight principal payments in the amount of $9,375 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.
Dated	Aug. 06, 2018
Convertible Debt [Member] | Darling Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 500,000	$ 500,000
Conversion rate (in Dollars per share)	$ 0.3125	$ 0.3125
Discount recognized		$ 550,000
Discount	$ 509,573	40,427
Accrued interest	$ 1,447	$ 13,863
Converted, shares (in Shares)	1,808,000
Dated	Feb. 05, 2018	Feb. 05, 2018
Original issue discount	$ 50,000	$ 50,000
Convertible Debt [Member] | Efrat Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 50,000	$ 50,000
Interest rate	8.00%	8.00%
Conversion rate (in Dollars per share)	$ 0.3125	$ 0.3125
Discount recognized		$ 55,000
Discount	$ 52,026	2,974
Accrued interest	898	$ 1,302
Converted	$ 2,200
Converted, shares (in Shares)	183,040
Dated	Feb. 12, 2018	Feb. 12, 2018
Original issue discount	$ 5,000	$ 5,000
Convertible Debt [Member] | YA II PN Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 750,000	$ 750,000
Interest rate	8.00%	8.00%
Note due	November 14, 2019	November 14, 2019
Conversion rate (in Dollars per share)	$ 0.34	$ 0.40
Discount recognized		$ 750,000
Discount	$ 699,628	23,224
Accrued interest	$ 29,205	$ 2,795
Converted, shares (in Shares)	700,616
Dated	May 14, 2018	May 14, 2018
Convertible Debt [Member] | Lasky Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 25,000	$ 25,000
Interest rate	10.00%	10.00%
Conversion rate (in Dollars per share)	$ 0.40	$ 0.40
Discount recognized		$ 7,301
Discount	$ 7,152	149
Accrued interest	993	$ 192
Converted	$ 26,185
Converted, shares (in Shares)	65,462
Payments	No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable. Commencing on October 1, 2019, the first of eight principal payments in the amount of $3,125 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full.	No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable. Commencing October 1, 2019, the first of eight principal payments in the amount of $3,125 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full.
Dated	May 03, 2018	May 03, 2018
Convertible Debt [Member] | YA II PN Note #2 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Amount	$ 500,000
Interest rate	8.00%
Note due	November 14, 2019
Conversion rate (in Dollars per share)	$ 0.40
Discount recognized	$ 362,500
Discount	100,026
Accrued interest	$ 18,685
Payments	Commencing on December 1, 2018, the first of eight payments in the amount of 62,500 will become due; subsequent payments will become due on the first day of each of the following months until paid in full.
Dated	Jul. 20, 2018
Principal [Member] | Lamadrid Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	$ 31,250
Principal [Member] | Newcan Convertible Note 8 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	75,000
Principal [Member] | Darling Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	550,000
Principal [Member] | Efrat Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	55,000
Principal [Member] | Lasky Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	25,000
Principal [Member] | Convertible Debt [Member] | Lamadrid Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	31,250
Principal [Member] | Convertible Debt [Member] | Newcan Convertible Note 8 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	75,000
Principal [Member] | Convertible Debt [Member] | YA II PN Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	250,000
Principal [Member] | Convertible Debt [Member] | Lasky Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	25,000
Accrued Interest [Member] | Lamadrid Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	1,247
Accrued Interest [Member] | Newcan Convertible Note 8 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	3,534
Accrued Interest [Member] | Darling Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	15,000
Accrued Interest [Member] | Efrat Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	$ 2,200
Converted, shares (in Shares)	183,040
Accrued Interest [Member] | Lasky Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	$ 1,185
Accrued Interest [Member] | Convertible Debt [Member] | Lamadrid Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	1,247
Accrued Interest [Member] | Convertible Debt [Member] | Binder Convertible Note 9 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Payment	37,500
Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 8 [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	3,534
Accrued Interest [Member] | Convertible Debt [Member] | YA II PN Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	30,247
Accrued Interest [Member] | Convertible Debt [Member] | Lasky Note [Member]
Notes Payable and Convertible Notes Payable (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	$ 1,185